Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000170851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	$ 10,000		$ 10,693	$ 12,033	$ 12,047	$ 13,265	$ 11,212	$ 14,816	$ 15,921	$ 14,744	$ 19,368	$ 20,976
C000026748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,701	12,039	12,051	13,267	11,211	14,812	15,913	14,733	19,320	20,953
C000026747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Accumulated Value	10,000		10,597	11,808	11,701	12,757	10,664	13,963	14,856	13,612	17,804	19,241
C000026746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Accumulated Value	9,450		10,094	11,335	11,317	12,412	10,470	13,797	14,794	13,682	17,896	19,341
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 10,450.907	$ 12,920.70088	$ 13,869.88657	$ 15,856.9101	$ 17,396.69377	$ 24,862.30919	$ 21,229.66228	$ 23,382.94871	$ 32,272.46069	$ 39,195.70064